UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number          811-02365
Prospect Street® Income Shares Inc.
(Exact name of Registrant as specified in charter)
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices)
James D. Dondero
Highland Capital Management, L.P.
13455 Noel Road, Suite 800
Dallas, Texas 75240
Copies to:
Philip H. Harris, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
4 Times Square
New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(877) 532-2834

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2005

FORM N-CSR
Item 1. Reports to Stockholders.

Prospect Street Income Shares Inc.
13455 Noel Road, Ste. 800
Dallas, TX 75240

Prospect Street®
Income Shares Inc.
Annual Report
December 31, 2005

Contents

4	Letter to Shareholders
5	Portfolio Statistics
6	Schedule of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Cash Flows
14	Statements of Changes in Net Assets
15	Financial Highlights
16	Notes to Financial Statements
22	Report of Independent Registered Public Accounting Firm
23	Additional Information
24	Directors and Officers Information
This report has been prepared for the information of shareholders of Prospect Street Income Shares Inc.

PROSPECT STREET® FUNDS
PRIVACY POLICY
        We recognize and respect your privacy expectations, whether you are a visitor to our web site, a potential shareholder, a current shareholder or even a former shareholder.
Collection of Information
      We may collect nonpublic personal information about you from the following sources:

•	Account applications and other forms, which may include your name, address and social security number, written and electronic correspondence and telephone contacts;

•	Web site information, including any information captured through our use of “cookies”; and

•	Account history, including information about the transactions and balances in your accounts with us or our affiliates.
Disclosure of Information
      We may share the information we collect (described above) with our affiliates. We may also disclose this information as otherwise permitted by law. We do not sell your personal information to third parties for their independent use.
Confidentiality and Security of Information
      We restrict access to nonpublic personal information about you to our employees who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.
Nonpublic Personal Information of Children
      You must be at least 18 years of age in order to submit information on our website or through other means, because we do not collect information (such as name, address, etc.) from persons under the age of 18.

February 18, 2006
Letter to Shareholders
Dear Shareholders:
      We are pleased to provide you with our report for the year ended December 31, 2005. On December 31, 2005, the net asset value of the Fund was $6.40 per share, as compared to $6.75 on December 31, 2004. On December 31, 2005, the closing market price of the Fund’s shares on the New York Stock Exchange was $5.45 per share, as compared to $6.21 on December 31, 2004. The Fund in December 2005 declared distributions to common stock shareholders of $0.11 per share related to earnings for the quarter ended December 31, 2005.
The Fund’s Investments:
   The total return on the Fund’s per share market price for the year ended December 31, 2005 was -5.28%. The total return on the Fund’s per share net asset value for the year ended December 31, 2005 was 2.33%. The variation in total returns is attributable to a decrease of 12.24% in the market price of the Fund’s shares relative to an decrease in the net asset value of the Fund’s shares of 5.19% during the year.

Respectfully submitted,

James Dondero
President

Mark Okada
Executive Vice President

PROSPECT STREET INCOME SHARES INC.
Portfolio Statistics
December 31, 2005
Investment Type by Market Value
(As a percentage of total investments)

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments
December 31, 2005
Fixed Income — 138.81%(a)

		Ratings(c)

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Automobile — 3.52%
$1,000,000	American Tire Distributors, Inc., 10.78%, 4/1/2012	CCC+	Caa2	$920,000
2,000,000	General Motors, 7.13%, 7/15/2013	BBB-	NR	1,320,000

				2,240,000

	Banking — 6.60%
2,000,000	Countrywide Cap, 8.00%, 12/15/2026	BBB+	Baa1	2,046,230
2,000,000	Washington Mutual, 8.38%, 6/1/2027	NR	Baa1	2,155,242

				4,201,472

	Beverage, Food and Tobacco — 3.73%
2,000,000	Philip Morris, 7.75%, 1/15/2027	BBB	Baa2	2,374,340

				2,374,340

	Broadcasting and Entertainment — 14.60%
2,000,000	Belo Corporation, 7.13%, 6/1/2007	BBB-	NR	2,044,222
1,000,000	CCH I LLC, 11.00%, 10/1/2015(b)	CCC-	Caa3	840,000
1,500,000	Clear Channel Communications, 7.25%, 10/15/2027	BBB-	Baa3	1,542,048
2,000,000	Liberty Media Corp, 7.88%, 7/15/2009	BBB-	Baa3	2,107,416
1,500,000	Time Warner Entertainment Co, 10.15%, 5/1/2012	BBB+	Baa1	1,826,290
1,000,000	Young Broadcasting, Inc., 10.00%, 3/1/2011	CCC	Caa1	936,250

				9,296,226

	Buildings and Real Estate — 5.30%
1,500,000	AA/Fort Worth HQ Finance Trust, 8.00%, 10/5/2010(b)	BBB-	NR	1,183,035
1,000,000	Building Materials Corp of America, 8.00%, 10/15/2007	B+	B2	1,011,250
1,000,000	SUSA Partnership LP, 7.45%, 7/1/2018	AAA	Aa1	1,180,462

				3,374,747

	Cable And Other Pay Television Services — 5.65%
1,000,000	Tele Communications Inc, 9.80%, 2/1/2012	BBB+	NR	1,206,395
1,750,000	Tele Communications Inc, 10.13%, 4/15/2022	BBB+	NR	2,394,150

				3,600,545

	Chemicals, Plastics and Rubber — 5.08%
1,000,000	Innophos, Inc., 8.88%, 8/15/2014(b)	CCC+	Caa1	1,007,500
2,000,000	Potash Corp of Saskatchewan, 7.75%, 5/31/2011	BBB+	NR	2,229,736

				3,237,236

	Containers, Packaging and Glass — 3.12%
2,000,000	Sealed Air Corporation, 5.63%, 7/15/2013(b)	BBB	Baa3	1,985,312

				1,985,312

	Diversified/ Conglomerate Service — 0.34%
231,643	Sac Holdings, 8.50%, 3/15/2014	NR	NR	219,482

				219,482

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (continued)
December 31, 2005
Fixed Income (continued)

		Ratings(c)

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Diversified Natural Resources, Precious Metals and Minerals — 3.20%
$2,000,000	Caraustar Industries, Inc., 9.88%, 4/1/2011	NR	NR	$2,040,000

				2,040,000

	Electronics — 2.40%
1,500,000	Avago Technologies, Inc., 9.91%, 6/1/2013(b)	BB-	B1	1,530,000

				1,530,000

	Environmental Services — 5.04%
2,000,000	Republic Services, 6.75%, 8/15/2011	BBB+	Baa2	2,148,674
1,000,000	Servicemaster, 7.88%, 8/15/2009	BBB-	NR	1,062,883

				3,211,557

	Farming and Agriculture — 4.80%
3,000,000	GSI Group, 12.00%, 5/15/2013(b)	BB-	B1	3,060,000

				3,060,000

	Finance — 6.68%
2,000,000	Bankamerica Instl Cap, 8.07%, 12/31/2026(b)	A-	Aa3	2,128,784
1,000,000	BT Cap Trust, 7.90%, 1/15/2027	A-	A2	1,056,541
1,000,000	Zions Instl Cap, 8.54%, 12/15/2026	BBB	NR	1,067,775

				4,253,100

	Healthcare, Education and Childcare — 7.71%
3,000,000	Elan Fin Plc, 7.75%, 11/15/2011	B-	B3	2,805,000
2,000,000	Genesis Healthcare Corp, 8.00%, 10/15/2013	NR	B3	2,105,000

				4,910,000

	Home and Office Furnishings, Housewares, and Durables — 2.62%
2,000,000	Spectrum Brands (fka Rayovac Corporation), 7.38%, 2/1/2015	B-	B3	1,670,000

				1,670,000

	Hotels, Motels, Inns, and Gaming — 5.39%
1,500,000	Corrections Corporation of America, 6.25%, 3/15/2013	BB-	B1	1,485,000
2,000,000	Trump Entertainment Resorts Holdings, L.P., 8.50%, 6/1/2015	B-	Caa1	1,950,000

				3,435,000

	Oil and Gas — 14.08%
2,000,000	Magellan Midstream Partners LP, 6.45%, 6/1/2014	NR	NR	2,126,380
1,000,000	Plains All American Pipeline, 5.63%, 12/15/2013(b)	BBB-	Baa3	1,012,491
1,500,000	Secunda International, 11.60%, 9/1/2012	B-	B2	1,575,000
2,000,000	Semgroup, 8.75%, 11/15/2015(b)	NR	B1	2,045,000
2,000,000	Teppco Partners, 7.63%, 2/15/2012	BBB-	Baa3	2,205,628

				8,964,499

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (continued)
December 31, 2005
Fixed Income (continued)

		Ratings(c)

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Personal Transportation — 2.38%
$237,349	Atlantic Coast Airlines Pass Thru, 8.75%, 1/1/2007(b)	CC	C	$219,930
749,166	Northwest Airlines, 8.13%, 2/1/2014	B+	C	179,800
1,000,000	United Airlines, 10.85%, 7/5/2014*	NR	NR	560,000
1,000,000	United Airlines, 10.85%, 2/19/2015	NR	NR	555,000

				1,514,730

	Printing and Publishing — 3.02%
2,000,000	Primedia, Inc., 9.72%, 5/15/2010	B	B2	1,922,500

				1,922,500

	Retail Stores — 8.74%
1,000,000	Eye Care Centers of America, Inc., 10.75%, 2/15/2015	CCC+	Caa1	975,000
1,000,000	JC Penney, 6.50%, 12/15/2007	NR	Ba3	1,017,500
1,500,000	May Department Stores Co, 8.30%, 7/15/2026	BBB	Baa2	1,573,539
2,000,000	Wendy’s International, 6.20%, 6/15/2014	NR	Baa2	1,999,906

				5,565,945

	Telecommunications — 10.97%
1,000,000	Grande Communications, 14.00%, 4/1/2011	CCC+	Caa2	975,000
2,000,000	ICO North America, 7.50%, 8/15/2009	NR	NR	2,780,000
1,000,000	Intelsat Bermuda, Ltd., 8.70%, 1/15/2012(b)	B+	B2	1,016,250
2,000,000	MCI Inc., 7.74%, 5/1/2014	B+	B2	2,212,500

				6,983,750

	Utilities — 13.84%
189,000	AES Corporation, 8.75%, 6/15/2008	B+	Ba2	198,450
2,000,000	Constellation Energy Group, 7.00%, 4/1/2012	BBB	Baa1	2,182,168
1,734,060	Elwood Energy LLC, 8.16%, 7/5/2026	B+	NR	1,866,025
2,000,000	Kiowa Power Partners LLC, 5.74%, 3/30/2021(b)	BBB-	Baa3	2,005,880
550,000	Reliant Resources, Inc, 9.50%, 7/15/2013	B+	B1	551,375
1,936,830	Tenaska Virginia Partners, 6.12%, 3/30/2024(b)	BBB-	Baa3	2,008,299

				8,812,197

	Total Fixed Income (cost $87,773,415)			88,402,638

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (continued)
December 31, 2005
Common Stock — 5.56%

		Value
Units	Description	(Note 1a)

30,000	Hospitality Properties	$1,203,000
111,940	Motient Corporation*	2,339,546

	Total Common Stock (cost $2,019,356)	3,542,546

Preferred Stock — 0.00%

		Value
Units	Description	(Note 1a)

10,000	Adelphia Communications*	$2,500

	Total Preferred Stock (cost $935,000)	2,500

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (continued)
December 31, 2005
Warrants — 0.07%

		Value
Units	Description	(Note 1a)

1,000	Grande Communications, 4/1/2011(b)*	$10
11,100	Loral Space & Communications, 12/27/2006*	—
17,481	Pathmark Stores, 9/19/2010*	4,895
1,000	XM Satellite Radio, 3/15/2010*	45,000

	Total Warrants (cost $140,010)	49,905

	Total Common Stock, Preferred Stock, and Warrants — 5.63% (cost $3,094,366)	3,594,951

	Total Investments — 144.44% (cost $90,867,781)	91,997,589

	Other Assets Less Liabilities — 2.66%	1,691,493

	Preferred Stock — (47.10%)	(30,000,000)

	Net Assets Applicable to Common Stock — 100%	$63,689,082

(a)	Percentages are based on net assets applicable to common stock.

(b)	Rule 144A security — Private placement securities issued under Rule 144A are exempt from registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Fund and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors. As of December 31, 2005, the market value of these securities aggregated $20,042,491 or 31.47% of net assets applicable to common stock.

(c)	Ratings of issuers shown have not been audited.

“NR” denotes not rated.

*	Non income producing security company.
See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (continued)
December 31, 2005
PROSPECT STREET INCOME SHARES INC.
Statement of Assets and Liabilities
December 31, 2005

Assets:
Investment in securities, at value ($90,867,781, at cost) (Notes 1 and 3)	$91,997,589
Cash and cash equivalents	1,727,954
Interest and dividend receivable	1,673,923
Receivable for investments sold	510,604
Prepaid assets	79,924

Total Assets	$95,989,994

Liabilities:
Investment advisory fee payable	$80,493
Dividend payable	1,094,183
Payable for investments purchased	950,790
Preferred dividend payable	14,935
Directors fees payable	5,406
Other accounts payable	155,105

Total Liabilities	$2,300,912

Preferred Stock:
Preferred stock, $.01 par value ($25,000 per share liquidation preference)
Authorized — 1,000,000 shares
Issued and outstanding — 1,200 Series T shares (Note 6)	$30,000,000

Total Preferred Stock	$30,000,000

Net Assets Applicable to Common Stock:
Common stock, $1.00 par value —
Authorized — 15,000,000 shares
Issued and outstanding — 9,947,104 shares	$9,947,104
Capital in excess of par value	85,850,066
Accumulated net realized loss from security transactions	(33,452,549)
Undistributed net investment income	214,653
Net unrealized appreciation of investments	1,129,808

Net Assets Applicable to Common Stock	$63,689,082

Net asset value per common share outstanding	$6.40

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES INC.
Statement of Operations
For the year ended December 31, 2005

Investment Income:
Interest income		$6,593,854
Dividend income		65,100
Amortization of bond premiums		(187,632)
Other income		127,561

Total Investment Income		$6,598,883

Expenses:
Investment advisory fee (Note 2)	$325,838
Shareholder reporting expenses	99,254
Legal fees and expenses	70,044
Registration fees	25,000
Professional fees	73,400
Insurance expense	119,284
Fund administration expense	48,259
Preferred broker expense	76,965
Directors’ fees and expenses (Note 4)	19,366
Miscellaneous expenses	50,766

Total Expenses		908,176

Net Investment Income		$5,690,707

Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on investments sold		$(388,928)
Net change in unrealized appreciation/ (depreciation) of investments (Note 1)		(3,288,193)

Net realized and unrealized gain/(loss) on investments		$(3,677,121)

Distributions to Preferred Stockholders:
Distributions to preferred stockholders		$(977,469)

Net change in net assets resulting from operations		$1,036,117

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES INC.
Statement of Cash Flows
For the year ended December 31, 2005

Cash Flows From Operating Activities:
Interest, dividends, and other income received	$6,733,169
Operating expenses paid	(906,114)
Purchase of portfolio securities	(61,937,011)
Sales and maturities of portfolio securities	54,576,496
Preferred share dividend payment	(962,534)

Net cash used by operating activities	$(2,495,994)

Cash Flows From Financing Activities:
Common stock distributions from net investment income	$(5,048,549)
Capital share transaction	1,004,504

Net cash used by financing activities	$(4,044,045)

Net change in cash	$(6,540,039)
Cash, beginning of year	8,267,993

Cash, end of year	$1,727,954

Reconciliation of net change in net assets resulting from operations to net cash used by operating activities:
Net change in net assets resulting from operations	$1,036,117
Change in interest and dividend receivable	(53,346)
Change in investments	(7,360,515)
Change in prepaid assets	15,438
Change in accounts payable and accrued expenses	1,559
Net realized (gain)/loss on investments sold	388,928
Net change in unrealized (appreciation)/depreciation of investments	3,288,193
Amortization of bond premiums	187,632

Net cash used by operating activities	$(2,495,994)

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES INC.
Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31,	December 31,
	2005	2004

From Operations:
Net investment income	$5,690,707	$5,810,572
Net realized gain/(loss) on investments sold	(388,928)	49,925
Net change in unrealized (appreciation)/depreciation of investments	(3,288,193)	2,740,612
Distributions to preferred stockholders	(977,469)	(447,065)

Net change in net assets resulting from operations	$1,036,117	$8,154,044

From Fund Share Transactions:
Shares issued (0 and 16,986, respectively) to common stockholders for reinvestment of distributions	$—	$110,252

Net increase in net assets resulting from fund share transactions	$—	$110,252

Capital Share Transactions:
Shares issued (148,375 and 0, respectively) in capital share transaction	$1,004,504	$—

From Distributions to Common Stockholders:
Distributions to common stockholders from net investment income ($0.46 and $0.55 per share, respectively)	$(4,534,911)	$(5,420,274)
Distributions to common stockholders — tax return of capital ($0.00 and $0.02 per share, respectively)	—	(189,517)

Net decrease in net assets resulting from distributions	$(4,534,911)	$(5,609,791)

Total change in net assets	$(2,494,290)	$2,654,505
Net Assets Applicable to Common Stock:
Beginning of year	66,183,372	63,528,867

End of year (including undistributed net investment income of $214,653 and $0, respectively)	$63,689,082	$66,183,372

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES INC.
Financial Highlights
Selected per share data and ratios
For each share of common stock outstanding throughout the periods presented

	For the Year Ended December 31,

	2005	2004	2003	2002	2001(b)

Net asset value, beginning of year	$6.75	$6.49	$5.90	$6.77	$7.21

Net investment income*	$0.58	$0.59	$0.60	$0.75	$0.80
Net realized and unrealized gain (loss) on investments	(0.37)	0.29	0.65	(0.74)	(0.55)
Distributions to preferred stockholders	(0.10)	(0.05)	(0.04)	(0.05)	(0.04)

Total from investment operations	$0.11	$0.83	$1.21	$(0.04)	$0.21
Distributions:
Distributions from accumulated net investment income to common stockholders	$(0.46)	$(0.55)	$(0.62)	$(0.83)	$(0.60)
Distributions from tax return of capital to common stockholders	(0.00)	(0.02)	(0.00)	(0.00)	(0.00)

Total distributions	$(0.46)	$(0.57)	$(0.62)	$(0.83)	$(0.60)

Effect of related preferred shares offering costs	—	—	—	—	$(0.05)

Net asset value, end of year	$6.40	$6.75	$6.49	$5.90	$6.77

Market price per share, end of year	$5.45	$6.21	$6.33	$5.45	$6.44

Total investment return(c):
On market price per share	(5.28% )	7.63%	27.52%	(2.48% )	3.34%

On net asset value per share	2.33%	14.11%	20.51%	(0.59% )	2.27%

Net assets, end of year(a)	$63,689	$66,183	$63,529	$57,160	$63,846

Preferred stock outstanding, end of year(a)	$30,000	$30,000	$30,000	$30,000	$30,000

Credit facility indebtedness, end of year(a)	$0	$0	$0	$0	$0

Asset Coverage:
Per indebtedness(e)	N/A	N/A	N/A	N/A	N/A
Per preferred stock share(f)	312%	321%	312%	291%	313%
Ratio of operating expenses to average net assets, applicable to common stock	1.40%	1.36%	1.55%	1.63%	1.29%
Ratio of total expenses to average net assets, applicable to common stock(d)	1.40%	1.36%	1.55%	1.63%	3.06%
Ratio of net investment income to average net assets, applicable to common stock(d)	8.79%	9.06%	9.73%	11.93%	11.31%
Portfolio turnover	60.23%	41.32%	51.87%	26.71%	35.77%

(a)	Dollars in thousands.
(b)	As of July 30, 2001, the Fund entered into a new advisory agreement with Highland Capital Management, L.P. For periods prior to that date, a different investment advisor advised the Fund.
(c)	Total investment return based on market value may result in substantially different returns than investment return based on net asset value, because market value can be significantly greater or less than the net asset value. Investment return assumes reinvestment of dividends.
(d)	For the year ended December 31, 2001, this ratio included interest paid on the Bank Credit Facility. In 2001 the Bank Credit Facility was replaced with preferred stock. Dividends paid on the preferred stock are classified as a financing activity, and are not included in this ratio.
(e)	Calculated by subtracting the Fund’s total liabilities (not including bank loans and senior securities) from the Fund’s total assets and dividing such amount by the principal amount of the debt outstanding.
(f)	Calculated by subtracting the Fund’s total liabilities (not including bank loans and senior securities) from the Fund’s total assets and dividing such amount by the liquidation preference of the outstanding shares of Series T preferred stock.
*	Per share net investment income or loss is calculated by dividing net investment income by the average number of shares outstanding during the year.
See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

(1)	Significant Accounting Policies:
   Prospect Street Income Shares Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Valuation of Investments
   Investments in debt securities are valued at the average of representative closing bid prices on the last business day of the accounting period. Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the accounting period; equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the closing bid price on that date. Warrants are valued at the last reported sales price on the last business day of the accounting period. Obligations with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (which includes all restricted securities) are valued at fair value as determined by, or under the direction of, the Fund’s Board of Directors; such values require the use of estimates.
   Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned.

Credit Risk
   Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk
   Interest rate risk is the risk that prices of debt securities owned by the Fund generally increase when interest rates decline and decrease when interest rates increase.

(b) Federal Income Taxes
   It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

PROSPECT STREET INCOME SHARES INC.
NOTES TO FINANCIAL STATEMENTS (continued)
   At December 31, 2005, the Fund had the following capital loss carryovers available to offset future capital gains, if any, to the extent provided by regulations:

Carryover
Available	Expiration Date

$1,390,664	December 31, 2006
3,206,180	December 31, 2007
4,737,419	December 31, 2008
15,317,739	December 31, 2009
3,458,710	December 31, 2010
3,196,740	December 31, 2011
1,210,721	December 31, 2012
873,134	December 31, 2013

$33,391,307

   At December 31, 2005, the cost and related gross unrealized appreciation and depreciation and the components of distributable earnings on a tax basis are as follows:

Cost of Investments for tax purposes	$90,929,021
Gross investment unrealized appreciation for tax purposes	$5,299,811
Gross investment unrealized depreciation for tax purposes	(4,231,243)

Net unrealized appreciation on investments for tax purposes	$1,068,568

Undistributed ordinary income	214,653

Accumulated capital losses	$33,391,307

   The amount of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

(c) Cash Flow Information
   The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund. These activities are reported in the accompanying statement of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.

(d) Cash and Cash Equivalents
   The Fund considers all highly liquid investments purchased with initial maturity equal to or less than three months to be cash equivalents.

(e) Use of Estimates
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PROSPECT STREET INCOME SHARES INC.
NOTES TO FINANCIAL STATEMENTS (continued)
(2) Investment Advisory Agreement:
   Highland Capital Management, L.P. (“Highland”, or “the Investment Advisor”) earned $325,838 in Investment advisory fees for the year ended December 31, 2005. Investment advisory fees paid by the Fund to Highland were calculated at .5% (on an annual basis) of the average weekly net asset value, defined as total assets of the Fund less accrued liabilities and preferred stock. On December 31, 2005, the fee payable to the Investment Advisor was $80,493, which is included in the accompanying statement of assets and liabilities. The agreement between the Fund and Highland, however, provides that if the costs and expenses (excluding interest, advisory fee, taxes, brokerage charges and expenses and extraordinary costs and expenses and expenses incident to the public offering of shares other than those offered through the Automatic Dividend Investment Plan) borne by the Fund in any fiscal year exceed 1.5% of average net assets up to $30,000,000 plus 1% of average net assets over $30,000,000, the Investment Advisor is obligated to reimburse the Fund for any excess pursuant to the Existing Advisory Agreement. As of December 31, 2005, no such expense reimbursement was required.
   Pursuant to a letter dated July 30, 2001, Highland entered into an agreement to waive its management fee on that portion of the Fund’s assets attributable to outstanding preferred stock. Pursuant to the terms of the letter, the fee waiver expired on July 31, 2003. Since such time, Highland has voluntarily extended the fee waiver.
   Highland will discontinue its practice of waiving its fee with respect to the assets attributable to the Fund’s outstanding preferred shares, effective January 1, 2006.
(3) Purchases and Sales of Securities:
   For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from sales of investment securities, other than U.S. Government obligations and short-term investments, aggregated approximately $61,937,011 and $54,576,496 respectively.
   The Investment Advisor and its affiliates manage other accounts, including registered and private funds and individual accounts that also invest in high yield fixed-income securities. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make may also be made on behalf of such other accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Advisor to be equitable to the Fund and such other accounts. The Investment Advisor also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Advisor believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts, including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.
(4) Certain Transactions:
   Certain officers of the Investment Advisor serve on the Board of Directors of the Fund. They receive no compensation in this capacity.
   Directors who are not officers or employees of the Investment Advisor receive fees of $5,000 per year, together with the reimbursement of actual out-of-pocket expenses incurred relating to board meeting attendance. For the year ended December 31, 2005, the Fund incurred Board of Directors’ fees and expenses of $19,366.

PROSPECT STREET INCOME SHARES INC.
NOTES TO FINANCIAL STATEMENTS (continued)
(5) Dividends and Distributions:
   Distributions on common stock are declared based on annual projections of the Fund’s net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay quarterly distributions to common shareholders. As a result of market conditions or investment decisions, the amount of distributions may exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to common shareholders will not exceed net investment income (as defined) allocated to common shareholders for income tax purposes. All shareholders of the Fund are automatically considered participants in the Dividend Reinvestment Plan (the “Plan”) unless they elect to do otherwise. Under the Plan, when the market price of common stock is equal to or exceeds the net asset value on the record date for distributions, participants will be issued shares of common stock at the most recently determined net asset value, but in no event less than 95% of the market price, and when the net asset value of the common stock exceeds its market price, or if the Fund declares a dividend or capital gains distribution payable only in cash, the dividend-paying agent will buy the common stock in the open market for the participants’ account.
   For the year ended December 31, 2005, the tax character of distributions declared on common stock by the Fund were as follows:

Distributions from net investment income	$4,534,911
Distributions from paid in capital	0

$4,534,911

   For the year ended December 31, 2004, the tax character of distributions declared on common stock by the Fund were as follows:

Distributions from net investment income	$5,420,274
Distributions from paid in capital	189,517

$5,609,791

(6) Preferred Stock:
   On July 23, 2001, the Fund issued 1,200 shares of Series T Auction Rate Cumulative Preferred Shares, $25,000 liquidation preference, for a total issuance of $30,000,000. All such Preferred Shares were outstanding as of December 31, 2005. The Fund may borrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the Investment Company Act of 1940. Significant provisions of Series T cumulative preferred shares follows.

Redemption
   Shares of preferred stock are not subject to any sinking fund, but are subject to mandatory redemption under certain circumstances. If the Fund does not timely cure the failure to meet certain asset coverages as defined in the prospectus, portfolio valuation or timely filing requirements, the Preferred Shares are subject to mandatory redemption out of funds legally available in accordance with the Charter and applicable law, at a redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon, whether or not earned or declared to the date fixed for redemption. In addition, the Fund at its option may redeem Preferred Shares having a dividend period of one year or less at this same redemption price to the extent permitted under the 1940 Act and Maryland law. Any Preferred Shares repurchased or redeemed by the Fund will be classified as authorized but

PROSPECT STREET INCOME SHARES INC.
NOTES TO FINANCIAL STATEMENTS (continued)
un-issued Preferred Shares. The Preferred Shares have no preemptive, exchange or conversion rights. The Fund will not issue any class of stock senior to or on a parity with the preferred stock.

Dividends
   The Preferred Shares pay dividends based on a rate set at auctions, normally held every seven days. In most instances dividends are payable every seven days, on the first business day following the end of the dividend period. The dividend payment date for special dividend periods of more than seven days are set out in a notice designating a special dividend period. Dividends are cumulative from the date the shares are first issued and will be paid out of legally available funds. The dividend rate of the preferred shares at December 31, 2005 was 4.48%.
   In general, when the Fund has any Preferred Shares outstanding, the Fund may not pay any dividend or distribution in respect of Common Stock unless the Fund has paid all cumulative dividends on Preferred Shares.

Voting Rights
   The Fund’s Preferred Shares and Common Stock have equal voting rights of one vote per share and vote together as a single class. The Preferred Shares and Common Stock vote as a separate class on certain matters as required under the Fund’s Charter, the 1940 Act and Maryland law.

Liquidation
   In the event of a liquidation of the Fund, whether voluntary or involuntary, the holders of the Preferred Shares are entitled to receive, prior to and in preference to any distribution of any of the assets of the Fund available for distribution to common stockholders, a liquidation preference in the amount of $25,000 for each share outstanding plus an amount equal to all dividends thereon, whether or not earned or declared, accumulated but unpaid to and including the date of final distribution. After the payment to the holders of Preferred Shares of the full preferential amounts, the holders of Preferred Shares will have no right or claim to any of the remaining assets of the Fund.

PROSPECT STREET INCOME SHARES INC.
NOTES TO FINANCIAL STATEMENTS (continued)
(7) Restricted Securities:

Name	Description	Acquisition Date	Cost of Security

AA/Fort Worth HQ Finance Trust	Bond	9/26/2003	$1,155,000
Atlantic Coast Airlines Trust	Bond	9/24/1997	720,573
Avago Technologies, Inc.	Bond	11/21/2005	1,500,000
Bankamerican Instl. Cap	Bond	12/2/1996	2,016,060
CCH I LLC	Bond	10/20/2005	917,500
Grande Communications	Equity	9/27/2005	10
GSI Group	Bond	12/2/2005	1,028,750
GSI Group	Bond	12/5/2005	1,028,750
GSI Group	Bond	12/9/2005	1,028,750
Innophos, Inc.	Bond	12/13/2005	1,012,500
Intelsat Bermuda, Ltd.	Bond	12/20/2005	1,020,000
Kiowa Power Partners LLC	Bond	11/19/2004	1,000,000
Kiowa Power Partners LLC	Bond	1/12/2005	1,008,780
Plains All American Pipeline	Bond	6/13/2005	1,028,891
Sealed Air Corporation	Bond	9/1/2005	2,062,000
Semgroup	Bond	11/4/2005	983,760
Semgroup	Bond	11/7/2005	985,000
Tenaska Virginia Partners, L.P.	Bond	5/24/2004	1,979,400
   The Fund’s acquisition and valuation policy described in 1(a) is applicable to restricted securities. Additionally, there are no rights to demand registration of the restricted securities.
(8) 2005 Annual Shareholders Meeting (Unaudited)
   On May 20, 2005, the Fund held its Annual Meeting of Shareholders. The item for vote was the election of five Directors on the Board. A quorum of the shares outstanding was present, and the votes passed with a majority of those shares. The results were as follows:
   Proposal — Election of Directors

			Shares With
	Shares Voted	Percentage of	Authority	Percentage of
Name	For	Shares Voted	Withheld	Shares Voted

R. Joseph Dougherty (common and preferred vote)	7,341,637	73.8%	105,076	1.1%
Scott F. Kavanaugh (common vote)	7,335,995	73.8%	108,326	1.1%
James F. Leary (common vote)	7,318,687	73.6%	125,634	1.3%
Bryan A. Ward (preferred vote)	1,186	98.8%	10	0.8%
Timothy K. Hui (preferred vote)	1,186	98.8%	10	0.8%
(9) Audit Committee Financial Expert (Unaudited)
   The registrant’s Board has determined that Mr. James Leary, a member of the Fund’s Audit Committee, is an “audit committee financial expert,” and that he is “independent,” as defined pursuant to the Sarbanes-Oxley Act of 2002.

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors
of Prospect Street Income Shares Inc.
      We have audited the accompanying statement of assets and liabilities of Prospect Street Income Shares Inc. (the “Fund”), including the schedule of investments, as of December 31, 2005, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prospect Street Income Shares Inc. as of December 31, 2005, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Deloitte & Touche LLP
February 24, 2006

PROSPECT STREET INCOME SHARES INC.
ADDITIONAL INFORMATION (unaudited)
   Approval of Investment Advisory Contract
   At a meeting of the Fund’s Board of Trustees held on May 20, 2005, the Board approved an investment management agreement with Highland Capital Management, L.P. (“Highland”). The Board members who are not “interested persons” (as defined in the 1940 Act (the “Independent Trustees”)) of the Fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Highland.
   Nature, Extent And Quality Of The Services Provided
   The Board considered the nature, quality and extent of the advisory services to be provided by Highland. The Board considered the investment approach employed by Highland, Highland’s research capabilities, the nature of Highland’s experience and resources, the experience of relevant Highland personnel, and Highland’s resources, practices and procedures designed to address regulatory compliance matters.
   Investment Performance
   The Board reviewed the performance of other investment companies with similar investment styles to the Fund.
   Expense Information, Profitability And Economies Of Scale
   To assist in evaluating the reasonableness of the fees to be paid to Highland, the Board reviewed a comparison of the fees payable under the investment management agreement to fees paid under investment advisory agreements to investment advisers serving other investment companies with similar investment programs to the Fund. The Board also considered so called “fallout benefits” to Highland, such as any incremental increase to its reputation derived from serving as investment adviser to the Fund. The Board also considered information regarding the fees paid by certain similar registered and private funds managed by Highland, and discussed with Highland why Highland believed that any differences in fees charged were appropriate. The Board considered the expense ratios of other investment companies with similar investment styles. In addition, the Board considered the effective fees under the investment advisory agreement as a percentage of assets at different Fund asset levels, and possible economies of scale with respect to the management of the Fund. In this regard, the Board considered the Fund’s foreseeable asset levels and information related to Highland’s estimated costs.
   Other Considerations
   The Board also considered the terms of the investment management agreement, including the standard of care applicable to Highland, and the structure of, and the method used to determine, the compensation of Highland’s portfolio managers.
   Conclusions
   Based on these considerations and following deliberation, the Board reached the following conclusions and determined to approve the investment management agreement:

•	Highland has sufficient resources to fulfill its duties under the investment management agreement.

•	The scope and quality of services provided under the current investment management agreement is consistent with the Fund’s operational requirements.

•	The advisory fees paid to Highland under the current investment management agreement are reasonable in light of the services that Highland provides, its costs and reasonably foreseeable Fund asset levels.
Certifications
   The required annual certification for the previous year was submitted to the NYSE. The Fund also has included the certifications of the Fund’s CEO and CFO required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC, for the period of this report.

PROSPECT STREET INCOME SHARES INC.
Directors and Officer Information (Unaudited)
      The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors and the Fund’s officers appointed by the Board of Directors. The tables below list the directors and officers of the Fund and their business addresses, principal occupations for the last five years, other directorships held by the Directors. For the purposes hereof, the term “Fund Complex” includes each of the independent companies advised by the Investment Advisor. The Statement of Additional Information includes additional information about Fund Directors and is available, without charge, upon request by calling (877) 532-2834.
Independent Directors: (Unaudited)

				Number of
				Funds in
				Fund
	Position(s)	Term of Office		Complex
Name, Birthdate and Address	Held with	and Length of	Principal Occupation(s)	Overseen	Other Directorships
of Independent Director	Fund	Time Served	During Past 5 Years	By Director	Held by Director

Bryan Ward 901 Main Street Dallas, TX 75202 Age: 51	Director	Director since 2005; term expires in 2007	Since January 2002, Senior Manager of Accenture, LLP. From September 1998 to December 2001, he was Special Projects Advisor to Accenture, LLP. From March 1996 to August 1998, Mr. Ward was an independent oil & gas and real estate consultant.	8	None
Scott Kavanaugh 9 Old Ranch Road Laguna Niguel, CA 92677 Age: 45	Director	Director since 2005; term expires in 2006	Since March 2003, a Sales Representative at Round Hill Securities. From February 2003 to July 2003, a Executive at Provident Funding Mortgage Corporation. From January 2000 to February 2003 he was Executive Vice President, Director and Treasurer of Commercial Capital Bank. He was the Managing Principal and Chief Operating Officer of Financial Institutional Partners Mortgage Company and the Managing Principal and President of Financial Institutional Partners, LLC, an investment banking firm, from April 1998 to February 2003.	8	None
James Leary 15851 N. Dallas Parkway Suite 500 Dallas, TX 75001 Age: 75	Director	Director since 2005; term expires in 2007	Since January 1999, a Managing Director of Benefit Capital Southwest, Inc., a financial consulting firm. From 1995 to December 1998, he was the Vice Chairman, Finance and a Director of Search Financial Services, Inc., a financial services firm.	8	Mr. Leary is a member of the Board of Capstone Asset Management Group of Mutual Funds.

PROSPECT STREET INCOME SHARES INC.

Number of
Funds in
Fund
	Position(s)	Term of Office		Complex
Name, Birthdate and Address	Held with	and Length of	Principal Occupation(s)	Overseen	Other Directorships
of Independent Director	Fund	Time Served	During Past 5 Years	By Director	Held by Director

Tim Hui 48 Willow Green Drive Churchville, PA 18966 Age: 57	Director	Director since 2005; term expires in 2006	Mr. Hui is the Assistant Provost for Educational Resources of Philadelphia Biblical University. Mr. Hui joined the University in September 1998 as the Director of Learning Resources. Prior to 1998, Mr. Hui practiced law, serving as managing partner, of Hui & Malik, Attorneys at Law.	8	None
Interested Directors:* (Unaudited)

Number of
Funds in
Fund
	Position(s)	Term of Office		Complex
Name, Birthdate and Address	Held with	and Length of	Principal Occupation(s) During Past	Overseen	Other Directorships
of Independent Director	Fund	Time Served	5 Years	By Director	Held by Director

Joseph Dougherty 13455 Noel Road Suite 800 Dallas, TX 75240 Age: 35	Senior Vice- President and Director	Director since 2005; term expires in 2008	Mr. Dougherty is a Portfolio Manager of Highland Capital Management, L.P. Prior to 2000, Mr. Dougherty was Portfolio Analyst for Highland Capital Management, L.P. Mr. Dougherty is also Senior Vice-President of the Advisor	8	None

*	Mr. Dougherty is an “interested person” (as the term is defined in the Investment Company Act of 1940).
Officers: (Unaudited)

	Position(s)	Term of Office
Name, Birthdate and	Held with	and Length of
Address of Officer	Fund	Time Served	Principal Occupation(s) During Past 5 Years

James Dondero 13455 Noel Road Suite 800 Dallas, TX 75240 Age: 43	President	Officer since 2000	Mr. Dondero is President and Managing Partner of Highland Capital Management, L.P. Mr. Dondero is also President of the Funds in the Fund Complex.
Mark Okada 13455 Noel Road Suite 800 Dallas, TX 75240 Age: 44	Executive Vice-President	Officer since 2000	Mr. Okada is Chief Investment Officer of Highland Capital Management, L.P. Mr. Okada is also Executive Vice-President of the Funds in the Fund Complex.
R. Joseph Dougherty 13455 Noel Road Suite 800 Dallas, TX 75240 Age: 35	Senior Vice- President	Officer since 2000	Mr. Dougherty is a Portfolio Manager of Highland Capital Management, L.P. Prior to 2000, Mr. Dougherty was Portfolio Analyst for Highland Capital Management, L.P. Mr. Dougherty is also Senior Vice-President of the Funds in the Fund Complex.

PROSPECT STREET INCOME SHARES INC.

	Position(s)	Term of Office
Name, Birthdate and	Held with	and Length of
Address of Officer	Fund	Time Served	Principal Occupation(s) During Past 5 Years

M. Jason Blackburn 13455 Noel Road Suite 800 Dallas, TX 75240 Age: 29	Secretary and Treasurer since March 2003	Officer since March 2003	Assistant Controller of the Adviser. From September 1999 to October 2001, he was an accountant for KPMG LLP. Previously, he attended the University of Texas at Austin.
Michael S. Minces 13455 Noel Road Suite 800 Dallas, TX 75240 Age: 30	Chief Compliance Officer since August 2004	Officer since August 2004	Chief Compliance Officer of the Advisor. From October 2003 to August 2004, he was an associate at Akin Gump Strauss Hauer & Feld, LLP. From October 2000 to March 2003, associate at Skadden, Arps, Slate, Meagher & Flom, LLP. Previously, he attended the University of Texas at Austin School of Law.

PROSPECT STREET INCOME SHARES INC.
Investment Advisor
Highland Capital Management, L.P.
13455 Noel Road,
Suite 800
Dallas, TX 75240
Legal Advisor
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
JPMorgan Chase Tower
2200 Ross Avenue
Suite 1600
Dallas, TX 75201
Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
(800) 937-5449
www.amstock.com
Custodian
State Street Bank and Trust Company
Facts for Shareholders:
Prospect Street Income Shares Inc. is listed on the New York Stock Exchange under the symbol “CNN”. The Wall Street Journal and Wall Street Journal Online publish Friday’s closing net asset value of the Fund every Monday and lists the market price of the Fund daily. They are also published in Barron’s Market Week every Saturday. Our website is www.prospectstreet.net. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s proxy voting record for the most recent 12-month period ended June 30th, are available (1) without charge, by calling (877) 532-2834 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, beginning with the fiscal quarter ended June 30, 2005. The Fund’s Forms N-Q are available on the Commission’s website at http:/www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Written Correspondence Regarding Your Account: Please address all general shareholder inquiries to American Stock Transfer & Trust Company, 59 Maiden Lane, New York, NY 10038. Please address all dividend reinvestment inquires to American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, NY 10269. Additionally, answers to many of your shareholder questions and requests for forms are available by visiting American Stock Transfers website at http://www.amstock.com.

Item 2.	Code of Ethics.
     The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. Such code of ethics is attached hereto as Exhibit (a)(1).

Item 3.	Audit Committee Financial Expert.
     The Registrant’s Board of Directors (the “Board”) has determined that James Leary, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. Leary is “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.
                    (a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,000 in 2004 and $36,000 in 2005.
                    (b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $26,200 in 2004 and $26,200 in 2005. These services consisted of a review of quarterly regulatory filings.
                    The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) that were reasonably related to the performance of the annual audit of the Registrant, which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.
                    (c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $4,600 in 2003 and $4,600 in 2005. These services consisted of (i) review and/or preparation of U.S. federal, state, local and excise tax returns; and (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments.
                    The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.
                    (d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $17,200 in 2004 and $17,200 in 2005. These services consisted of agreed-upon procedures related to compliance with rating agency guidelines for the Registrant’s outstanding Preferred Shares.
                    The aggregate fees billed in the Reporting Periods for other Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (a) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.
                    Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods (other than those disclosed in paragraphs (c) and (d) of this Item, to the extent such services constitute non-audit services) were $0 in 2004 and $0 in 2005.
                    Auditor Independence. The Registrant’s Auditors did not provide any non-audit services to any Service Affiliates during the period covered by this report on Form N-CSR that were not pre-approved by the Registrant’s Audit Committee, and thus the Registrant’s Audit Committee did not make a determination as to the independence of the Registrant’s Auditors pursuant to the instructions to this Item 4.

Item 5.	Audit Committee of Listed Registrants.
                    The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. It is composed of the following Directors, each of who is not an “interested person” as defined in the 1940 Act:
Timothy K. Hui
Scott F. Kavanaugh
James F. Leary
Bryan A. Ward

Item 6.	Schedule of Investments.
Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Highland Capital Management, L.P. (the “Adviser”) has adopted proxy voting guidelines (the “Guidelines”) that provide as follows:

•	The Adviser votes proxies in respect of a client’s securities in the client’s best economic interests and without regard to the interests of the Adviser or any other client of the Adviser.

•	Unless the Adviser’s Proxy Voting Committee (the “Committee”) otherwise determines (and documents the basis for its decision) or as otherwise provided below, the Adviser votes proxies in a manner consistent with the Guidelines.

•	To avoid material conflicts of interest, the Adviser applies the Guidelines in an objective and consistent manner across client accounts. Where a material conflict of interest has been identified and the matter is covered by the Guidelines, the Committee votes in accordance with the Guidelines. For clients that are registered investment companies, where a conflict of interest has been identified and the matter is not covered in the Guidelines, the Adviser will disclose the conflict and the Committee’s determination of the manner in which to vote to the Fund’s Board. For clients that are not investment companies, where a conflict of interest has been identified and the matter is not covered in the Guidelines, the Committee will disclose the conflict to the client and advise the client that its securities will be voted only upon the client’s written direction.

•	The Adviser also may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its clients’ overall best interests not to vote.
                    The Adviser’s Guidelines address how it will vote proxies on particular types of matters such as changes in corporate government structures, adoption of options plans and anti-takeover proposals. For example, the Adviser generally will:
•	support management in most elections for directors, unless the board gives evidence of acting contrary to the best economic interests of shareholders;

•	support option plans, if it believes that they provide for their administration by disinterested parties and provide incentive to directors, managers and other employees by aligning their economic interests with those of the shareholders while limiting the transfer of wealth out of the company; and

•	oppose anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Portfolio Management. As of December 31, 2005, the primary portfolio managers of the Company were Mark Okada and Joe Dougherty.

Mark Okada, CFA — Managing Partner — Chief Investment Officer
Mr. Okada is a Founder and Chief Investment Officer of Highland. He is responsible for overseeing Highland’s investment activities for its various funds and has over 19 years of experience in the leveraged finance market. Formerly, Mr. Okada served as Manager of Fixed Income for Protective Life’s GIC subsidiary from 1990 to 1993. He was primarily responsible for the bank loan portfolio and other risk assets. Protective was one of the first non-bank entrants into the syndicated loan market. From 1986 to 1990, he served as Vice President for Hibernia National Bank, managing over $1 billion of high yield bank loans. Mr. Okada is an honors graduate of the University of California Los Angeles with degrees in Economics and Psychology. He completed his credit training at Mitsui and has earned the right to use the Chartered Financial Analyst designation. Mr. Okada is also Chairman of the Board of Directors of Common Grace Ministries Inc.

Joe Dougherty, CFA, CPA — Senior Portfolio Manager
Mr. Dougherty is a Senior Portfolio Manager. Additionally, Mr. Dougherty heads Highland’s retail funds business unit (“Highland Funds”) and serves as Senior Vice President and Director of the Firm’s two NYSE-listed bond funds, which invest in both investment grade and high yield debt. Additionally, Mr. Dougherty serves as Senior Vice President and Director of the firms two 1940 Act Registered floating rate funds, which primarily invest in senior secured floating rate loans. In this capacity, Mr. Dougherty oversees investment decisions for the retail funds, alongside several other Portfolio Managers, and manages the team dedicated to their day-to-day administration. Prior to his current duties, Mr. Dougherty served as Portfolio Analyst for Highland from 1998 to 1999. As a

Portfolio Analyst, Mr. Dougherty also helped follow companies within the Chemical, Retail, Supermarket and Restaurant sectors. Prior to joining Highland, Mr. Dougherty served as an Investment Analyst with Sandera Capital Management from 1997 to 1998. Formerly, he was a Business Development Manager at Akzo Nobel from 1994 to 1996 and a Senior Accountant at Deloitte & Touche, LLP from 1992 to 1994. He received a BS in Accounting from Villanova University and an MBA from Southern Methodist University. Mr. Dougherty has earned the right to use the Chartered Financial Analyst designation and is a Certified Public Accountant.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member As of December 31, 2005, Mark Okada and Joe Dougherty managed the following client accounts:

Mark Okada

			Number of	Assets
	Number	Assets of	Accounts	Subject to a
Type of	of	Accounts	Subject to a	Performance Fee
Account	Accounts	(in millions)	Performance Fee	(in millions)
Registered Investment Companies	7	$4,047	—	—
Pooled Investment Vehicles	22	$9,247	13	$5,976
Other Accounts	—	—	—	—
Joe Dougherty

			Number of	Assets
	Number	Assets of	Accounts	Subject to a
Type of	of	Accounts	Subject to a	Performance Fee
Account	Accounts	(in millions)	Performance Fee	(in millions)
Registered Investment Companies	7	$4,047	—	—
Pooled Investment Vehicles	1	$256	—	—
Other Accounts	—	—	—	—
Potential Conflicts of Interests
          The Investment Manager has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. The Investment Manager has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, the Investment Manager furnishes investment management and advisory services to numerous clients in addition to the Company, and the Investment Manager may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to the Investment Manager, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Company. In addition, the Investment Manager, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale the Investment Manager recommends to the Company. Actions with respect to securities of the same kind may be the same as or different from the action which the Investment Manager, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take with respect to the same securities. Moreover, the Investment Manager may refrain from rendering any advice or services concerning securities of companies of which any of the Investment Managers’ (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which the Investment Manager or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. In addition to its various policies and procedures designed to address these issues, the Investment Manager includes disclosure regarding these matters to its clients in both its Form ADV and investment management agreements.
          The Investment Manager, its affiliates or their officers and employees serve or may serve as officers, directors or principals of entities that operate in the same or related lines of business or of investment funds managed by affiliates of the Investment Manager. Accordingly, these individuals may have obligations to investors in those entities or funds or to other clients, the fulfillment of which might not be in the best interests of the Company. As a result, the Investment Manager will face conflicts in the allocation of investment opportunities to the Company and other funds and clients. In order to enable such affiliates to fulfill their fiduciary duties to each of the clients for which they have responsibility, the Investment Manager will endeavor to allocate investment opportunities in a fair and equitable manner which may, subject to applicable regulatory constraints, involve pro rata co-investment by the Company and such other clients or may involve a rotation of opportunities among the Company and such other clients.
          The Investment Manager and its affiliates have procedures and policies in place designed to manage the potential conflicts of interest that may arise from time to time between the Investment Manager’s fiduciary obligations to the Company and their similar fiduciary obligations to other clients so that, for example, investment opportunities are allocated in a fair and equitable manner among the Company and such other clients. An investment opportunity that is suitable for multiple clients of the Investment Manager and its affiliates may not be capable of being shared among some or all of such clients due to the limited scale of the opportunity or other factors, including regulatory restrictions imposed by the 1940 Act. There can be no assurance that the Investment Manager’s or its affiliates’ efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Company. Not all conflicts of interest can be expected to be resolved in favor of the Company.
          Under current SEC regulations, the Company may be prohibited from co-investing with any unregistered fund managed now or in the future by the Investment Manager (the “Unregistered Funds”) in certain private placements in which the Investment Manager negotiates non-pricing terms. The Company intends to file for exemptive relief from the SEC to enable it to co-invest with other unregistered funds managed by the Investment Manager.
(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

As of December 31, 2005, the Investment Manager’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors including the relative performance of a portfolio managers underlying account, the combined performance of the portfolio managers underlying accounts, and the relative performance of the portfolio managers underlying accounts measured against other employees. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by the Investment Manager such as Option It Plan and the Long-Term Incentive Plan.
Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm, which may include the amount of assets supervised and other management roles within the firm.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:
Option It Plan. The purpose of the Plan is to attract and retain the highest quality employees for positions of substantial responsibility, and to provide additional incentives to a select group of management or highly compensated employees of the Company so as to promote the success of the Company.

Long Term Incentive Plan. The purpose of the Plan is to create positive morale and teamwork, to attract and retain key talent, and to encourage the achievement of common goals. The Plan seeks to reward participating Employees based on the increased value of Highland Capital Management through the use of Long-term Incentive Units.
Senior portfolio managers who perform additional management functions may receive additional compensation in these other capacities. Compensation is structured such that key professionals benefit from remaining with the firm.

(a)(4) Disclosure of Securities Ownership

Dollar Range of Equity
Investor	Securities Held[1]
Mark Okada	$100,001 - $500,000
Joe Dougherty	$50,001 - $100,000

[1]	As of December 31, 2005
(b)	Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

Total Number of
	Total	Average	Shares (or Units)	Maximum Number (or
	Number of	Price	Purchased as Part	Approximate Dollar Value)
	Shares (or	Paid per	of Publicly	of Shares (or Units) that May
	Units)	Share (or	Announced Plans	Yet Be Purchased Under the
Period	Purchased	Unit)	or Programs	Plans or Programs

January 1 — January 31	—	—	—	—
February 1 — February 28	—	—	—	—
March 1 — March 31	10,000	$5.9863	—	—
April 1 — April 30	44,000	$6.0780	—	—
May 1 — May 31	—	—	—	—
June 1 — June 30	—	—	—	—

Total	54,000	$6.0610	—	—

Note: All purchases made in open-market transactions.

Item 10.	Submission of Matters to a Vote of Security Holders.
                    The Registrant has not made a material change to its procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors during the period covered by this form.

Item 11.	Controls and Procedures.
                    (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.
                    (b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.
                    (a)(1) Code of ethics referred to in Item 2.
                    (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the 1940 Act.
                    (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.
PROSPECT STREET® INCOME SHARES INC.

By:	/s/ James D. Dondero

James D. Dondero
Chief Executive Officer

Date:	February 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James D. Dondero

James D. Dondero
Chief Executive Officer

Date:	February 28, 2006

By:	/s/ M. Jason Blackburn

M. Jason Blackburn
Chief Financial Officer

Date:	February 28, 2006
EXHIBIT INDEX
(a)(1) Code of ethics referred to in Item 2.
(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)
(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the 1940 Act. (EX-99.906CERT)